CONSOLIDATED FINANCIAL STATEMENTS - Gains and losses on assets held for sale and sale of interest in subsidiaries and associate company (Details)
T in Thousands, € in Millions, R$ in Millions, $ in Millions
		3 Months Ended	12 Months Ended
	Dec. 29, 2017 BRL (R$)	Jun. 30, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 29, 2017 USD ($) T	Dec. 29, 2017 BRL (R$) T	Oct. 10, 2017 USD ($) T	Oct. 10, 2017 BRL (R$) T	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Jun. 30, 2016 BRL (R$)
Chilean operations
Results in operations with subsidiaries and associate company
Percent of operations contracted for sale											100.00%	100.00%
Economic value of transaction											$ 154.0	R$ 509.0
Chilean operations | Steel
Results in operations with subsidiaries and associate company
Production capacity (in tons) | T											520	520
Certain operations in the U.S.
Results in operations with subsidiaries and associate company
Income (expense) recognized as a result of operations with subsidiaries, associates and joint entities	R$ (649.2)
Consideration agreement amount									$ 600.0	R$ 1,985.0
Certain operations in the U.S. | Steel
Results in operations with subsidiaries and associate company
Production capacity (in tons) | T									2,500	2,500
Discontinued operations
Results in operations with subsidiaries and associate company
Decrease in indebtedness					R$ (291.0)
Decrease in working capital					(438.0)
Gerdau Holdings Europa S.A. and subsidiaries
Results in operations with subsidiaries and associate company
Enterprise value of the transaction		€ 155.0														R$ 621.0
Maximum additional contingent consideration receivable		€ 45.0														R$ 180.0
Period of time over which contingent consideration may be received		5 years
Receivable amount in sale of business						€ 28.9		R$ 121.0					€ 32.5		R$ 112.0
Income (expense) recognized as a result of operations with subsidiaries, associates and joint entities					(105.0)
Corporacin Centroamericana del Acero S.A. and subsidiaries and Cleary Holdings Corp.
Results in operations with subsidiaries and associate company
Receivable amount in sale of business							$ 16.0	R$ 52.0						$ 79.0	257.0
Income (expense) recognized as a result of operations with subsidiaries, associates and joint entities					R$ 47.0
Corporacin Centro Americana del Acero S.A. and subsidiaries
Results in operations with subsidiaries and associate company
Enterprise value of the transaction														70.0	222.7
Cleary Holdings Corp.
Results in operations with subsidiaries and associate company
Enterprise value of the transaction														$ 30.2	R$ 102.6
Gerdau Summit Aos Fundidos e Forjados S.A.
Results in operations with subsidiaries and associate company
Cash received			$ 44.7	R$ 147.9
Fair value adjustment				R$ (72.5)